Consolidated statement of changes in equity (deficit)	Capital stock Initial Public Offering CAD ($) shares	Capital stock CAD ($) shares	Capital Stock to be issued CAD ($)	Contributed surplus CAD ($)	Deficit CAD ($)	Accumulated other comprehensive income CAD ($)	Initial Public Offering CAD ($)	CAD ($) shares
Shareholders' equity beginning at Aug. 31, 2019		$ 525	$ 37,500		$ (170,327)			$ (132,302)
Shareholders' equity beginning (in shares) at Aug. 31, 2019 | shares		3,275,555
Total comprehensive loss					(2,275,532)			(2,275,532)
Share issuance, net of transactions costs		$ 2,497,288	$ 37,500					2,459,788
Share issuance, net of transactions costs (in shares) | shares		1,309,446
Share-based compensation				$ 739,961				739,961
Shareholders' equity ending at Aug. 31, 2020		$ 2,497,813		739,961	(2,445,859)			791,915
Shareholders' equity ending (in shares) at Aug. 31, 2020 | shares		4,585,001
Net and comprehensive loss					(2,275,532)			(2,275,532)
Total comprehensive loss					(15,113,907)	$ 388,566		(14,725,341)
Share issuance, net of transactions costs	$ 33,158,513	$ 2,231,999					$ 33,158,513	2,231,999
Share issuance, net of transactions costs (in shares) | shares	2,760,000	595,715
Share-based compensation				7,121,444				7,121,444
Shareholders' equity ending at Aug. 31, 2021		$ 42,834,982		7,861,405	(17,559,766)	388,566		33,525,187
Shareholders' equity ending (in shares) at Aug. 31, 2021 | shares		8,324,861
Net and comprehensive loss					(15,113,907)	388,566		(14,725,341)
Conversion of related party loans into shares		$ 898,489						898,489
Conversion of related party loans into shares (in shares) | shares		69,650
Shares issued as consideration for the acquisition of intangible assets		$ 573,936						573,936
Shares issued as consideration for the acquisition of intangible assets (in shares) | shares		30,000
Shares issued as consideration in a business combination		$ 3,474,232						3,474,232
Shares issued as consideration in a business combination (in shares) | shares		284,495
Total comprehensive loss					(9,065,927)	3,782		(9,062,145)
Share issuance, net of transactions costs		$ 442,556						442,556
Share issuance, net of transactions costs (in shares) | shares		65,720
Share-based compensation				2,545,720				2,545,720
Shareholders' equity ending at May. 31, 2022		$ 43,277,538		10,407,125	(26,625,693)	392,348		27,451,318
Shareholders' equity ending (in shares) at May. 31, 2022 | shares		8,390,581
Net and comprehensive loss					(9,065,927)	3,782		(9,062,145)
Shareholders' equity beginning at Aug. 31, 2021		$ 42,834,982		7,861,405	(17,559,766)	388,566		33,525,187
Shareholders' equity beginning (in shares) at Aug. 31, 2021 | shares		8,324,861
Total comprehensive loss					(13,111,785)	309,105		$ (12,802,680)
Options exercised (in shares) | shares								2,703
Share issuance, net of transactions costs		$ 606,609						$ 606,609
Share issuance, net of transactions costs (in shares) | shares		93,062
Share-based compensation				2,699,481				2,699,481
Shareholders' equity ending at Aug. 31, 2022		$ 43,441,591		10,560,886	(30,671,552)	697,671		24,028,596
Shareholders' equity ending (in shares) at Aug. 31, 2022 | shares		8,417,923
Net and comprehensive loss					(13,111,785)	309,105		(12,802,680)
Total comprehensive loss					(16,582,939)	395,415		(16,187,524)
Options exercised		$ 30,949		(12,238)				$ 18,711
Options exercised (in shares) | shares		5,057						5,057
Share issuance, net of transactions costs		$ 3,378,594						$ 3,378,594
Share issuance, net of transactions costs (in shares) | shares		1,509,005
Share-based compensation				1,052,090				1,052,090
Shareholders' equity ending at May. 31, 2023		$ 46,851,134		$ 11,600,738	(47,254,491)	1,093,086		12,290,467
Shareholders' equity ending (in shares) at May. 31, 2023 | shares		9,931,985
Net and comprehensive loss					$ (16,582,939)	$ 395,415		$ (16,187,524)